UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-4653

The American Funds Tax-Exempt Series I
(Exact Name of Registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: July 31, 2007

Date of reporting period: January 31, 2007

Michael W. Stockton
Treasurer
The American Funds Tax-Exempt Series I
1101 Vermont Avenue, NW
Washington, DC 20005
(name and address of agent for service)

ITEM 1 - Reports to Stockholders

[Semi- Annual report dated January 31, 2007 attached]

American Funds®

The right choice for the long term®

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

The American Funds
Tax-Exempt Series I

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

The American Funds Tax-Exempt Series I

Semi-annual report for the six months ended January 31, 2007

The Tax-Exempt Fund of Maryland®seeks a high level of current income free from federal and Maryland state income taxes. Additionally, the Fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia®seeks a high level of current income free from federal and Virginia state income taxes. Additionally, the Fund seeks to preserve capital.

Figures shown in this report are past results for Class A shares (unless otherwise indicated) and are not predictive of results in future periods. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Current and future results may be lower or higher than those shown. For current information and month-end results, visit americanfunds.com. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2006 (the most recent calendar quarter):

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge
The Tax-Exempt Fund of Maryland	+0.03%	+3.96%	+4.50%
The Tax-Exempt Fund of Virginia	+0.11%	+3.67%	+4.39%

The total annual Fund operating expense ratios for The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia were 0.72% and 0.71%, respectively, for Class A shares as of the most recent fiscal year-end. These figures do not reflect any fee waivers that currently are in effect and which cause the actual expense ratios to be lower.

The Funds’ investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect actual expenses, with waivers applied. Fund results would have been lower without the waivers. Please see the Financial Highlights tables on pages 30 to 33 for details.

Results for other share classes can be found on page 36. Please see the inside back cover for important information about other share classes.

All investments are subject to certain risks. The value of shares of the Funds will fluctu-ate as interest rates change. Bond funds carry the risks of the securities in which they invest, such as, inflation, interest rate fluctuations and credit or default risk. The return of principal in bond funds is not guaranteed. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

Fellow shareholders:

Over the past six months, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia remained steadfast providers of tax-exempt income. This consistency was reflective of their respective state economies. During the period, both the Maryland Fund and the Virginia Fund distributed income dividends of approximately 31 cents a share.

If, like most shareholders of the Funds, you reinvested your dividends, your total return for the six-month period ended January 31, 2007 was 2.59% for the Maryland Fund and 2.63% for the Virginia Fund. Neither Fund paid capital gain distributions during this period. The chart below highlights the Funds’ average annual total returns over longer periods and compares them with their respective peer group averages — the Lipper Maryland Municipal Debt Funds Average and the Lipper Virginia Municipal Debt Funds Average — as of January 31.

	1 year	5 years	10 years
The Tax-Exempt Fund of Maryland	+3.49%	+4.45%	+4.88%
Lipper Maryland Municipal Debt Funds Average	+3.47%	+4.15%	+4.66%
The Tax-Exempt Fund of Virginia	+3.60%	+4.12%	+4.76%
Lipper Virginia Municipal Debt Funds Average	+3.51%	+4.27%	+4.79%

During the six-month period, the Maryland Fund’s share price increased from $15.87 to $15.97, while the Virginia Fund’s share price increased from $16.35 to $16.47.

The Maryland Fund’s tax-exempt income return with dividends reinvested was 1.97% (3.94% annualized), equivalent to 3.45% (6.91% annualized) from a taxable investment if you are in the highest combined federal, state and local tax bracket of 42.95%. If you took your dividends in cash, your tax-free income return was 1.95% (3.90% annualized).

The Virginia Fund’s tax-exempt income return with dividends reinvested was 1.90% (3.80% annualized), which was equal to 3.21% (6.41% annualized) from a taxable investment if you are in the highest combined federal and state tax bracket of 40.75%. If you took your dividends in cash, your tax-free income return was 1.88% (3.76% annualized).

The Fed and the economy
During the six months under review, the United States encountered growing instability in Iraq, a weakening dollar and a dramatic shift in the political scene. These events unfolded against an economic backdrop that was generally beneficial to both the stock and bond markets. With some slowing in the economy and somewhat diminished concerns about inflation, the Federal Reserve left its target short-term rate unchanged. As short-term rates held steady, long-term interest rates declined through much of the six-month period.

High-yield bonds flourished in this environment, posting some of the best returns of any sector in the bond market. For Treasury bonds, short-term yields rose more than their long-term counterparts, resulting in an inverted yield curve. In contrast, the municipal yield curve flattened as long-term yields declined and short-term yields were largely unchanged.

Maryland and Virginia economies
Maryland’s general obligation bonds — which are backed by the issuer’s pledge of its "full faith and credit" — continue to receive Moody’s Investor Service’s highest ratings, reflecting the strength of the state. Much of the state’s growth was reflected in the educational and health services sectors, which added the most jobs throughout the period. Despite the slump in the housing and manufacturing sectors, Maryland’s unemployment rate of 3.9% remained well below the national unemployment rate of 4.6%.

The Commonwealth of Virginia enjoyed a healthy economy during the six-month period. Growth in total nonagricultural employment — led by the service sector — was at a pace that exceeded projections. The housing market showed signs of moderating, in contrast to the heated activity seen earlier in 2006. The Commonwealth’s unemployment figure concluded the period at 2.9%, well below that of the nation. In addition, Moody’s Investor Service reaffirmed the Commonwealth’s bonds as Aaa-rated.

The Funds’ portfolios
The portfolios of Maryland and Virginia continue to be conservatively positioned and broadly diversified across many sectors. As indicated on the chart on page 4 for the Maryland Fund and page 13 for the Virginia Fund, both Funds contain a large number of high-quality, relatively liquid bonds. Over the past six months, the Funds’ portfolio counselors have continued to seize some unique opportunities with higher yielding bonds, which have provided the Funds both higher income and greater total return potential.

Going forward
Over this six-month period, both Funds generated attractive results in tandem with a friendlier bond market environment. However, we still tread somewhat cautiously and we will continue to pursue the best opportunities for our broadly diversified portfolio. Results from the past six months reflect our investment adviser’s ability to find value opportunities and serve as an indicator of the sound state of affairs in Maryland and Virginia. Yet, if interest rates should rise again in the balance of the fiscal year, shareholders may see a decline in the Funds’ net asset values.

As always, we believe that your investment objectives will be best served by keeping a long-term perspective on all your municipal bond fund investments.

Sincerely,

James H. Lemon, Jr. Vice Chairman of the Board	Jeffrey L. Steele President of the Fund

March 9, 2007

The Funds’ 30-day yields for Class A shares as of February 28, 2007, calculated in accordance with the Securities and Exchange Commission formula, were 3.34% for The Tax-Exempt Fund of Maryland and 3.29% for The Tax-Exempt Fund of Virginia (3.31% and 3.25%, respectively, without the fee waivers). (For investors in the 42.95% Maryland tax bracket and the 40.75% Virginia tax bracket, this is equivalent to taxable yields of 5.85% for the Maryland Fund and 5.55% for the Virginia Fund — 5.80% and 5.49%, respectively, without the fee waivers.) The Funds’ distribution rates for Class A shares as of that date were 3.80% for the Maryland Fund and 3.65% for the Virginia Fund (3.78% and 3.63%, respectively, without the fee waivers). All figures reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each Fund is earning income on its current portfolio of securities while the distribution rate reflects the Funds’ past dividends paid to shareholders. Accordingly, each Fund’s SEC yields and distribution rates may differ.

For current information about the Funds, visit americanfunds.com.

The Tax-Exempt Fund of Maryland
Summary investment portfolio January 31, 2007
                                                                      unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

Bonds & notes — 96.21%
	Principal amount (000)	Market value (000)		Percent of net assets
Maryland — 87.48%
State Issuers — 45.39%
Community Dev. Administration, Dept. of Housing and Community Dev., AMT:
Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, 4.85% 2022	$2,000	$ 2,028.73%
Residential Rev. Bonds:
Series 2006-F, 6.00% 2039	4,000	4,285	>
Series I, 6.00% 2041	2,000	2,145		4.61
4.55%-5.20% 2008-2026	6,190	6,293

Econ. Dev. Corp.:
Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.):
Series 2002, 5.00% 2014	1,755	1,860	>	1.26
5.375% 2019	1,500	1,614
Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	1,980	2,292.83
Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project):
Series 2001, AMBAC insured, 5.25% 2011	3,425	3,619	>
Series 2001, AMBAC insured, 5.375% 2015	2,230	2,371		3.33
Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), 5.00% 2020-2026	3,000	3,194
Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 4.60% 2016	3,000	3,067		1.11
Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator Water Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010	2,885	2,947		1.07
G.O. Bonds, State and Local Facs.:
First Series Loan:
Series 2000-H, 5.50% 2010	2,000	2,117	>
5.50% 2011	1,000	1,067
Capital Improvement Bonds, 5.25% 2016	1,500	1,664		2.13
Second Series Loan:
5.25% 2009	1,000	1,030
Series 1999-X, 5.25% 2012 (preref. 2009)	2,000	2,094.76
Health and Higher Educational Facs. Auth.:
First Mortgage Rev. Bonds (PUMH of Maryland, Inc. - Heron Point of Chestertown Issue), 5.75% 2019-2026	3,140	3,179		1.15
Rev. Bonds:
Edenwald Issue:
Series 2006-A, 5.40% 2037	2,000	2,071	>	1.13
5.40% 2031	1,000	1,040
LifeBridge Health Issue:
Series 2004-A, 5.00% 2014	2,450	2,613	>	1.72
5.00%-5.25% 2012-2018	2,000	2,121
Mercy Ridge Issue:
Series 2003-A, 6.00% 2035	2,000	2,152	>	1.15
5.00% 2008	1,000	1,009
Peninsula Regional Medical Center Issue:
Series 2006, 5.00% 2036	4,500	4,697	>	2.09
5.00% 2021	1,000	1,056
University of Maryland Medical System Issue:
Series 2000, 6.75% 2030 (preref. 2010)	2,000	2,206.80
Series 2006-A, 5.00% 2036	2,000	2,083.75
Rev. Ref. Bonds:
Johns Hopkins University Issue, 5.00%-5.25% 2011-2032	4,375	4,562		1.65
MedStar Health Issue:
Series 2004, 5.75% 2016	3,500	3,851	>	2.36
5.00%-5.75% 2013-2033	2,500	2,663

Health and Higher Educational Facs. Auth.: (continued)
Mercy Medical Center Issue, Series 1996, FSA insured, 6.50% 2013	2,000	2,198.80
Dept. of Transportation:
Consolidated Transportation Bonds:
Series 2002, 5.50% 2017	2,000	2,262	>
Series 2003, 5.25% 2014	4,000	4,390
5.00% 2015-2018	2,500	2,691		3.91
Project Certs. of Part. (Mass Transit Administration Project), AMT, 5.00% 2008-2018	1,415	1,443
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/ Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015	2,000	2,134.77
University System, Auxiliary Fac. and Tuition Rev. Bonds:
Series 2002-A, 5.125% 2022	2,000	2,098	>
Series 2005-A, 5.00% 2018	2,000	2,143		2.87
4.00%-5.00% 2013	3,510	3,673
Other securities		23,207		8.41
		125,229		45.39

City & County Issuers — 42.09%
City of Annapolis, Special Obligation Bonds (Park Place Project):
Series 2005-A, 5.35% 2034	2,000	2,052	>	1.85
Series 2005-B, 4.75% 2034	3,000	3,043
Anne Arundel County:
G.O. Bonds:
Consolidated General Improvements:
Ref. Bonds, 5.00% 2017	1,590	1,724	>
5.00% 2016	1,500	1,619		2.58
Consolidated Golf Course Project, 5.00% 2018-2021	2,515	2,698
5.25% 2012	1,000	1,069
Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	1,985	2,171.79
Baltimore County:
G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002:
5.25% 2010	2,000	2,103.76
5.25% 2015 (preref. 2012)	3,000	3,226	>	1.74
G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018	1,500	1,589
Mayor and City Council of Baltimore:
Convention Center Hotel Rev. Bonds:
5.00%-5.25% 2018-2032	3,250	3,514		1.27
Series 2006-B, 5.875% 2039	2,500	2,650.96
Project and Rev. Bonds (Wastewater Projects), 5.00% 2021	1,030	1,100	>	1.00
Rev. Ref. Bonds (Wastewater Projects), 6.00% 2015	1,500	1,665
Mayor and City Council of Brunswick, Special Obligation Bonds (Brunswick Crossing Special Taxing Dist.), Series 2006, 5.50% 2036	4,000	4,075		1.48
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds:
Series 1998, 6.625% 2025	3,000	3,084	>	2.03
5.95%-6.25% 2030	2,461	2,523
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group):
Series 2006-A, 5.125% 2036	3,420	3,511	>	1.65
5.125% 2026	1,000	1,035
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,852		1.40
Montgomery County:
G.O. Consolidated Public Improvement Bonds:
Series 2001-A, 5.25% 2015	2,000	2,136	>	1.53
4.75% 2011-2012	2,000	2,084
Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,697.98
Special Obligation Bonds:
Kingsview Village Center Dev. Dist., Series 1999, 6.90% 2021	2,205	2,356.85
West Germantown Dev. Dist., Series 2004-A, RADIAN insured, 6.70% 2027	1,675	1,887.68
Northeast Maryland Waste Disposal Auth.:
Resource Recovery Rev. Bonds (Baltimore RESCO Retrofit Project), Series 1998, AMT, 5.00% 2012	2,500	2,545.92
Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), AMT:
Series 2003, AMBAC insured, 5.50% 2010	2,500	2,615	>	1.71
5.25%-5.50% 2009-2016	2,000	2,097
Prince George’s County:
Special Obligation Bonds:
National Harbor Project, Series 2004, 5.20% 2034	4,000	4,072		1.48
Woodview Village Infrastructure Improvements, 4.50%-4.70% 2017-2026	3,930	3,938	>	1.81
Woodview Village Phase II Infrastructure Improvements, 5.00% 2026	1,000	1,047
Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,700	3,751		1.36
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Bonds:
Ref. Bonds of 1997, 5.75% 2017	1,510	1,747	>
Sewage Disposal Ref. Bonds of 2003, 5.00% 2012	1,000	1,061		1.41
Water Supply Bonds of 2005, 5.00% 2019	1,000	1,075
Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)	3,000	3,091		1.12
Westminster, Educational Facs. Rev. Bonds (McDaniel College, Inc.), Series 2006, 4.50% 2036	3,000	2,935		1.06
Other securities		26,691		9.67
		116,128		42.09

District of Columbia — 0.55%
Other securities		1,527.55

Puerto Rico — 6.85%
Electric Power Auth.:
Power Rev. Ref. Bonds (Forward Delivery), 5.50% 2015	1,000	1,117	>	1.53
Rev. Ref. Bonds, 4.75%-7.00% 2007-2021	3,020	3,113
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	2,000	2,078.75
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,822		1.75
Public Fin. Corp., Commonwealth Appropriation Bonds:
Series 2004-A, 5.75% 2027 (put 2012)	3,755	4,023	>
Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	2,500	2,660		2.62
6.00% 2026	455	540
Other securities		558.20
		18,911		6.85

Virgin Islands — 1.33%
Other securities		3,658		1.33

Total bonds & notes (cost: $259,430,000)		265,453		96.21

Short-term securities — 2.61%	Principal amount (000)	Market value (000)	Percent of net assets
Community Dev. Administration, Maryland Dept. of Housing and Community Dev., Multi-family Dev. Rev. Bonds (Barrington Apartments Project), AMT, 3.67% 2037[1]	$3,100	$ 3,100	1.12%
Montgomery County, Maryland, Consolidated Public Improvement Bond Anticipation Notes, 3.74% 2026[1]	500	500.18
Other securities		3,600	1.31

Total short-term securities (cost: $7,200,000)		7,200	2.61

Total investment securities (cost: $266,630,000)		272,653	98.82
Other assets less liabilities		3,251	1.18

Net assets		$275,904	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1] Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations
AMT = Alternative Minimum Tax	Dist. = District	Fncg. = Financing
Auth. = Authority	Econ. = Economic	G.O. = General Obligation
Certs. of Part. = Certificates of Participation	Fac. = Facility	Preref. = Prerefunded
Dept. = Department	Facs. = Facilities	Ref. = Refunding
Dev. = Development	Fin. = Finance	Rev. = Revenue

The Tax-Exempt Fund of Maryland

Financial statements

Statement of assets and liabilities at January 31, 2007
unaudited (dollars and shares in thousands, except per-share amounts)
Assets:
Investment securities at market (cost: $266,630)		$272,653
Cash		125
Receivables for:
Sales of Fund’s shares	$1,110
Interest	2,809	3,919
		276,697
Liabilities:
Payables for:
Repurchases of Fund’s shares	172
Dividends on Fund’s shares	317
Management services	77
Services provided by affiliates	170
Deferred trustees’ compensation	9
Other	48	793
Net assets at January 31, 2007		$275,904

Net assets consist of:
Capital paid in on shares of beneficial interest		$269,762
Undistributed net investment income		173
Accumulated net realized loss		(54)
Net unrealized appreciation		6,023
Net assets at January 31, 2007		$275,904

Shares of beneficial interest issued and outstanding (unlimited shares authorized): 17,273 total shares outstanding
	Net assets	Shares outstanding	Net asset value per share*
Class A	$215,925	13,518	$15.97
Class B	16,977	1,063	15.97
Class C	26,409	1,653	15.97
Class F	11,712	733	15.97
Class R-5	4,881	306	15.97

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.59.

See Notes to Financial Statements

Statement of operations for the six months ended January 31, 2007 unaudited (dollars in thousands)
Investment income:
Income:
Interest		$6,082
Fees and expenses*:
Investment advisory services	$ 275
Business management services	217
Distribution services	495
Transfer agent services	29
Administrative services	20
Reports to shareholders	20
Registration statement and prospectus	14
Postage, stationery and supplies	4
Trustees’ compensation	13
Auditing and legal	3
Custodian	1
Federal and state taxes	1
Other	48
Total fees and expenses before waivers	1,140
Less waivers of fees and expenses:
Investment advisory services	27
Business management services	22
Total fees and expenses after waivers		1,091
Net investment income		4,991

Net realized gain and unrealized appreciation on investments
Net realized gain on investments		123
Net unrealized appreciation on investments		1,414
Net realized gain and unrealized appreciation on investments		1,537
Net increase in net assets resulting from operations		$6,528

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. See Notes to Financial Statements

Financial statements
Statements of changes in net assets
(dollars in thousands)

	Six months ended January 31, 2007*	Year ended July 31, 2006
Operations:
Net investment income	$ 4,991	$ 8,608
Net realized gain on investments	123	54
Net unrealized appreciation (depreciation) on investments	1,414	(3,770)
Net increase in net assets resulting from operations	6,528	4,892

Dividends paid or accrued to shareholders from net investment income	(4,971)	(8,627)

Capital share transactions	21,498	34,351

Total increase in net assets	23,055	30,616

Net assets:
Beginning of period	252,849	222,233
End of period (including undistributed net investment income: $173 and $153, respectively)	$275,904	$252,849

*Unaudited.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Summary investment portfolio January 31, 2007
                                                                           unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

Bonds & notes — 95.92%
	Principal amount (000)	Market value (000)		Percent of net assets
Virginia — 84.61%
State Issuers — 30.77%
College Building Auth.:
Educational Facs. Rev. Bonds:
(Regent University Project):
Series 2006, 5.00% 2026	$4,000	$ 4,168	>	1.79%
5.00% 2029	1,000	1,039
(University of Richmond Project), Series 2002-A, 5.00% 2032 (put 2009)	2,500	2,559.88
Educational Facs. Rev. Ref. Bonds (Hampton University Project):
Series 2003, 5.00% 2014	1,815	1,933	>	1.03
5.00% 2013	1,000	1,059
Commonwealth Transportation Board, Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program), Series 1999-B, 5.50% 2013 (preref. 2009)	4,750	4,983		1.72
Housing Dev. Auth.:
Commonwealth Mortgage Bonds:
AMT, 4.00% 2015	1,300	1,276	>	1.14
4.55%-4.65% 2010-2011	2,000	2,047
Multi-family Housing Bonds:
5.95% 2016	710	726	>
AMT, 4.60%-5.80% 2009-2010	3,745	3,808		2.29
Rental Housing Bonds:
AMT, 4.55%-5.00% 2017-2023	2,085	2,112
Port Auth.:
Commonwealth Port Fund Rev. Bonds (2002 Resolution), AMT:
Series 2002, 5.00% 2013	3,700	3,897	>
Series 2006, FSA insured, 5.50% 2015	2,885	3,161		3.14
5.00% 2012	1,000	1,048
Port Facs. Rev. Bonds, AMT, 4.75% 2031	1,000	1,009
Public Building Auth., Public Facs. Rev. Ref. Bonds:
Series 2005-A, 5.00% 2017	2,680	2,880	>	1.36
5.00% 2015	1,000	1,081
Public School Auth., School Fncg. Bonds (1997 Resolution):
Series 1998-A, 5.25% 2007	2,000	2,016	>
Series 1998-B, 4.50% 2009	2,880	2,934		4.09
Series 2005-D, 5.00% 2018	2,000	2,147
4.00%-5.25% 2009-2017	4,500	4,798
Resources Auth., Infrastructure Rev. Bonds:
(Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,284	>
(Pooled Loan Bond Program):
Series 2003, 5.00% 2020	2,000	2,123		2.93
5.25% 2014	1,460	1,553
AMT, 4.375%-5.00% 2010-2016	2,490	2,565
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015	4,825	5,176		1.78
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005:
5.25% 2019	2,000	2,103	>	1.82
5.50% 2026	3,000	3,192
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, MBIA insured, 4.75% 2024	2,200	2,288.79
Other securities		17,458		6.01
		89,423		30.77

City & County Issuers — 53.84%
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	2,014.69
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (OgdenMartin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012	2,785	2,856.98
Industrial Dev. Auth.:
County of Charles City, AMT:
Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia, Inc. Project), Series 1999, 4.875% 2009	3,100	3,137	>
Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), 6.25% 2027	1,000	1,085		1.80
King George County, Solid Waste Disposal Rev. Bonds (King George Landfill, Inc. Project), AMT, 4.10% 2023	1,000	997
City of Chesapeake:
G.O. Ref. Bonds, 5.40% 2008	1,000	1,030	>
G.O. School Ref. Bonds, 5.00% 2013	1,500	1,601		1.93
G.O. Public Improvement and Ref. Bonds, 5.50% 2009-2011	2,800	2,975
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,172	>	3.43
Fairfax County:
Econ. Dev. Auth.:
Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,754
Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,043
Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.):
Series 1999-A, 7.50% 2029 (preref. 2009)	2,500	2,768	>	1.14
6.75% 2012	500	544
Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A:
4.75% 2026	2,500	2,514	>	1.91
4.875% 2036	3,000	3,029
Industrial Dev. Auth.:
Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project):
Series 1993-A, 5.25% 2019	2,500	2,737	>
5.00%-5.25% 2007-2019	2,750	2,907		2.47
Health Care Rev. Ref. Bonds (Inova Health Systems Project), 5.00% 2011	1,500	1,527
City of Hampton:
G.O. Public Improvement Ref. Bonds:
Series 1998, 5.00% 2013	2,240	2,380	>	1.55
5.00%-5.25% 2011-2014	2,000	2,125
Public Improvement Bonds, Series 2005-A, FGIC insured, 5.00% 2022	1,640	1,750.60

Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park):
Series 1995, MBIA insured, 6.375% 2018	1,500	1,744	>	1.11
6.50% 2010	1,375	1,491
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond):
Series 2006, 5.00% 2035	1,850	1,883	>	1.00
5.00% 2027	1,000	1,025
Henrico County:
Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,141	>	1.29
Water and Sewer System Rev. Ref. Bonds, 4.625% 2013	580	607
County of Isle of Wight Industrial Dev. Auth.:
Environmental Improvement Rev. Bonds (International Paper Co. Projects), Series 2000-A, AMT, 6.60% 2024	2,590	2,773	>	1.29
Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), 4.05% 2014	1,000	969
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.):
Series 2005, 5.35% 2026	2,250	2,324	>	1.07
5.50% 2034	750	776
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,475	2,566.88
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons Landing Project), Series 2004-A, 6.00% 2024	2,000	2,139.74
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,795	1,904.65
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006:
5.50% 2026	2,325	2,436	>	1.56
5.60% 2036	2,000	2,092
City of Newport News:
G.O. General Improvement and Water Bonds, 5.00% 2016	1,585	1,687	>
G.O. General Improvement Bonds, 5.00% 2020	1,000	1,069		2.11
G.O. General Improvement Ref. Bonds, 5.00% 2010	1,000	1,039
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, 5.00% 2023-2024	2,195	2,348
Norfolk Airport Auth., Airport Rev. Bonds, AMT, 5.375% 2014-2015	3,050	3,206		1.10
Prince William County:
Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019	1,635	1,751.60
Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,420	2,544.88

Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, MBIA insured, 5.50% 2015	3,500	3,752		1.29
City of Virginia Beach:
Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project):
Series 1993, AMBAC insured, 5.125% 2018	2,200	2,393	>	1.19
6.00% 2011	1,000	1,077
Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I):
Series 2002-A, 5.00% 2021	2,000	2,101	>	1.28
5.375% 2017	1,500	1,606
G.O. Public Improvement Bonds, Series 2001:
5.00% 2012 (preref. 2011)	2,425	2,564	>
5.00% 2013 (preref. 2011)	2,425	2,564		2.85
G.O. Public Improvement and Ref. Bonds, 5.00% 2015-2016	3,000	3,170
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), 4.875%-5.30% 2019-2035	3,005	3,059		1.05
Other securities		44,749		15.40
		156,494		53.84

District of Columbia — 5.13%
Metropolitan Washington Airports Auth.:
Airport System Rev. Ref. Bonds:
Series 2002-D, AMT, FSA insured, 5.375% 2016	1,995	2,120	>
Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,288
AMT, 5.00%-5.375% 2008-2019	6,000	6,280		5.13
Airport System Rev. and Ref. Bonds, AMT, 5.25% 2010	1,000	1,030
Airport System Rev. Bonds, AMT, 5.00%-5.50% 2014-2032	3,000	3,196
		14,914		5.13

Puerto Rico — 5.02%
Public Fin. Corp., Commonwealth Appropriation Bonds:
Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	3,000	3,191	>
Series 2004-A, MBIA insured, 5.25% 2029 (put 2012)	2,000	2,128		2.20
5.25% 2030	1,000	1,064
Other securities		8,211		2.82
		14,594		5.02

Virgin Islands — 1.16%
Public Fin. Auth.:
Rev. and Ref. Bonds (Matching Fund Loan Notes) 5.20%-5.50% 2007-2009	2,000	2,040	>	1.16
Rev. Bonds (Matching Fund Loan Notes) 5.25% 2017-2018	1,250	1,337
		3,377		1.16

Total bonds & notes (cost: $272,295,000)		278,802		95.92

Short-term securities — 3.09%	Principal amount (000)	Market value (000)	Percent of net assets
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue) 3.65%-3.72% 2038[1,2]	5,680	5,680	1.95
State of Virginia, Fairfax Industrial Dev. Auth., Demand Obligation Rev. Bonds (Fairfax Hospital System, Inc.), 3.50% 2025[1]	700	700.24
Other securities		2,600.90

Total short-term securities (cost: $8,980,000)		8,980	3.09

Total investment securities (cost: $281,275,000)		287,782	99.01
Other assets less liabilities		2,868.99

Net assets		$290,650	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1] Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
[2] This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to abbreviations
AMT = Alternative Minimum Tax	Fac. = Facility	G.O. = General Obligation
Auth. = Authority	Facs. = Facilities	Preref. = Prerefunded
Dev. = Development	Fin. = Finance	Ref. = Refunding
Econ. = Economic	Fncg. = Financing	Rev. = Revenue

The Tax-Exempt Fund of Virginia
Financial statements

Statement of assets and liabilities at January 31, 2007
unaudited (dollars and shares in thousands, except per-share amounts)
Assets:
Investment securities at market (cost: $281,275)		$287,782
Cash		99
Receivables for:
Sales of Fund’s shares	$455
Interest	3,488	3,943
		291,824
Liabilities:
Payables for:
Purchases of investments	498
Repurchases of Fund’s shares	64
Dividends on Fund’s shares	323
Management services	79
Services provided by affiliates	159
Deferred trustees’ compensation	9
Other	42	1,174
Net assets at January 31, 2007		$290,650

Net assets consist of:
Capital paid in on shares of beneficial interest		$283,872
Undistributed net investment income		233
Undistributed net realized gain		38
Net unrealized appreciation		6,507
Net assets at January 31, 2007		$290,650

Shares of beneficial interest issued and outstanding (unlimited shares authorized): 17,648 total shares outstanding
	Net assets	Shares outstanding	Net asset value per share*
Class A	$245,343	14,897	$16.47
Class B	12,313	748	16.47
Class C	15,965	969	16.47
Class F	14,696	892	16.47
Class R-5	2,333	142	16.47

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.11.

See Notes to Financial Statements

Statement of operations for the six months ended January 31, 2007 unaudited (dollars in thousands)
Investment income:
Income:
Interest		$6,208
Fees and expenses*:
Investment advisory services	$286
Business management services	225
Distribution services	459
Transfer agent services	31
Administrative services	15
Reports to shareholders	24
Registration statement and prospectus	10
Postage, stationery and supplies	5
Trustees’ compensation	13
Auditing and legal	3
Custodian	1
State and local taxes	—†
Other	42
Total fees and expenses before waivers	1,114
Less waivers of fees and expenses:
Investment advisory services	29
Business management services	22
Total fees and expenses after waivers		1,063
Net investment income		5,145

Net realized gain and unrealized appreciation on investments
Net realized gain on investments		105
Net unrealized appreciation on investments		1,737
Net realized gain and unrealized appreciation on investments		1,842
Net increase in net assets resulting from operations		$6,987

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. †Amount less than one thousand. See Notes to Financial Statements

Statements of changes in net assets
(dollars in thousands)

	Six months ended January 31, 2007*	Year ended July 31, 2006
Operations:
Net investment income	$ 5,145	$ 9,405
Net realized gain (loss) on investments	105	(66)
Net unrealized appreciation (depreciation) on investments	1,737	(4,305)
Net increase in net assets resulting from operations	6,987	5,034

Dividends paid or accrued to shareholders from net investment income	(5,121)	(9,418)

Capital share transactions	17,788	25,373

Total increase in net assets	19,654	20,989

Net assets:
Beginning of period	270,996	250,007
End of period (including undistributed net investment income: $233 and $209, respectively)	$290,650	$270,996

*Unaudited.

See Notes to Financial Statements

The American Funds Tax-Exempt Series I

Notes to financial statements
unaudited
1. Organization and significant accounting policies

Organization — The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Each Fund offers five share classes, some of which are available only to limited categories of investors. The Funds’ share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class F	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Security valuation — Fixed-income securities, including short-term securities purchas-ed with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the Trust’s board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income — Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends paid to shareholders are declared daily after the determination of the Funds’ net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the Funds is exempt from federal income taxes; however, the Funds may earn taxable income from certain investments.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the Funds’ most recent year-end. As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Maryland	(dollars in thousands)
Undistributed tax-exempt income		$ 264
Capital loss carryforwards*:
Expiring 2012	$ (21)
Expiring 2013	(1)
Expiring 2014	(155)	(177)

* The capital loss carryforwards will be used to offset any capital gains realized by the Fund in the current year or in subsequent years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.

Virginia	(dollars in thousands)
Undistributed tax-exempt income	$272
Capital loss carryforward expiring 2012*	(1)
Post-October capital loss deferrals (realized during the period November 1, 2005 through July 31, 2006)	(66)

* The capital loss carryforwards will be used to offset any capital gains realized by the Fund in the current year or in subsequent years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.
  These deferrals are considered incurred in the subsequent year.

As of January 31, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

Maryland	(dollars in thousands)
Gross unrealized appreciation on investment securities	$ 6,745
Gross unrealized depreciation on investment securities	(540)
Net unrealized appreciation on investment securities	6,205
Cost of investment securities	266,448

Virginia	(dollars in thousands)
Gross unrealized appreciation on investment securities	$ 7,244
Gross unrealized depreciation on investment securities	(495)
Net unrealized appreciation on investment securities	6,749
Cost of investment securities	281,033

Ordinary income distributions paid or accrued to shareholders from tax-exempt income were as follows (dollars in thousands):

Maryland			Virginia
Share class	Six months ended January 31, 2007	Year ended July 31, 2006	Share class	Six months ended January 31, 2007	Year ended July 31, 2006
Class A	$4,004	$6,898	Class A	$4,415	$8,090
Class B	271	569	Class B	186	384
Class C	397	722	Class C	231	460
Class F	206	295	Class F	244	397
Class R-5	93	143	Class R-5	45	87
Total	$4,971	$8,627	Total	$5,121	$9,418

3. Fees and transactions with related parties

Business management services — The Funds have a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), provides services necessary to carry on the Funds’ general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Funds’ contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund’s daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provided for monthly fees of 1.35% of each Fund’s gross investment income (excluding any net capital gains from transactions in portfolio securities). WMC is currently waiving 10% of business management services fees. During the six months ended January 31, 2007, total business management fees waived by WMC were $22,000 each for the Maryland and Virginia Funds. As a result, the fee shown on the accompanying financial statements for the Maryland Fund of $217,000, which was equivalent to an annualized rate of 0.161%, was reduced to $195,000, or 0.145% of average daily net assets. The fee shown on the accompanying financial statements for the Virginia Fund of $225,000, which was equivalent to an annualized rate of 0.159%, was reduced to $203,000, or 0.143% of average daily net assets. During the six months ended January 31, 2007, WMC paid the Maryland and Virginia Funds’ investment adviser $1,143,000, for performing various fund accounting services for the Funds and for Washington Mutual Investors Fund, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of JLG, earned $9,000 and $5,000 on its retail sales of shares and distribution plan of the Maryland and Virginia Funds, respectively. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Funds.

Investment advisory services — Capital Research and Management Company (CRMC), the Funds’ investment adviser, is the parent company of American Funds Service Company (AFS), the Funds’ transfer agent, and American Funds Distributors, Inc. (AFD), the principal underwriter of the Funds’ shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of daily net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 1.65% of each Fund’s monthly gross income. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended January 31, 2007, total investment advisory services fees waived by CRMC were $27,000 and $29,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for Maryland Fund of $275,000, which was equivalent to an annualized rate of 0.205%, was reduced to $248,000, or 0.184% of average daily net assets. The fee shown on the accompanying financial statements for Virginia Fund of $286,000, which was equivalent to an annualized rate of 0.202%, was reduced to $257,000, or 0.182% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The Funds have adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2007, unreimbursed expenses subject to reimbursement totaled $193,000 for the Maryland Fund and $340,000 for the Virginia Fund.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F	0.25	0.50

Transfer agent services — The Funds have a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services — The Funds have an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the six months ended January 31, 2007, were as follows (dollars in thousands):

Maryland
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$262	$27	Not applicable	Not applicable
Class B	88	2	Not applicable	Not applicable
Class C	131	Included in	$10	$1
Class F	14	administrative	6	1
Class R-5	Not applicable	services	2	—*
Total	$495	$29	$18	$2

*Amount less than one thousand.

Virginia
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$299	$29	Not applicable	Not applicable
Class B	63	2	Not applicable	Not applicable
Class C	80	Included in	$ 6	$1
Class F	17	administrative	7	—*
Class R-5	Not applicable	services	1	—*
Total	$459	$31	$14	$1

*Amount less than one thousand.

Deferred trustees’ compensation — Since the adoption of the deferred compensation plan in 1994, independent trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Trustees’ compensation of $13,000 each for the Maryland Fund and the Virginia Fund, shown on the accompanying financial statements, includes $11,000 for each Fund in current fees (either paid in cash or deferred) and a net increase of $2,000 in each Fund in the value of the deferred amounts.

Affiliated officers and trustees — All the officers and certain trustees of the Trust are affiliated with WMC. Officers and affiliated trustees do not receive compensation directly from the Funds.

4. Investment transactions

The Maryland Fund and Virginia Fund made purchases of investment securities, excluding short-term securities, of $33,310,000 and $30,145,000, and sales of $7,581,000 and $11,054,000, respectively, during the six months ended January 31, 2007.

5. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

Maryland
	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2007
Class A	$28,250	1,761	$2,995	187	$(13,581)	(846)	$17,664	1,102
Class B	468	30	179	11	(1,441)	(90)	(794)	(49)
Class C	3,111	194	299	18	(2,230)	(139)	1,180	73
Class F	3,597	224	112	7	(1,352)	(85)	2,357	146
Class R-5	1,000	63	91	6	—	—	1,091	69
Total net increase (decrease)	$36,426	2,272	$3,676	229	$(18,604)	(1,160)	$21,498	1,341
Year ended July 31, 2006
Class A	$51,381	3,222	$4,991	312	$(27,605)	(1,726)	$28,767	1,808
Class B	1,447	91	377	23	(2,382)	(149)	(558)	(35)
Class C	8,140	509	524	33	(5,860)	(366)	2,804	176
Class F	5,885	369	169	11	(2,718)	(171)	3,336	209
Class R-5	1,000	62	129	8	(1,127)	(70)	2	—†
Total net increase (decrease)	$67,853	4,253	$6,190	387	$(39,692)	(2,482)	$34,351	2,158

Virginia
	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2007
Class A	$28,650	1,732	$2,955	178	$(15,705)	(949)	$15,900	961
Class B	390	24	141	8	(1,095)	(66)	(564)	(34)
Class C	1,637	99	175	11	(1,430)	(87)	382	23
Class F	2,838	171	180	11	(993)	(60)	2,025	122
Class R-5	—	—	45	3	—	—	45	3
Total net increase (decrease)	$33,515	2,026	$3,496	211	$(19,223)	(1,162)	$17,788	1,075
Year ended July 31, 2006
Class A	$53,636	3,259	$5,436	330	$(37,318)	(2,268)	$21,754	1,321
Class B	1,006	61	304	19	(1,638)	(99)	(328)	(19)
Class C	4,064	246	339	21	(4,374)	(266)	29	1
Class F	4,938	300	263	16	(1,370)	(83)	3,831	233
Class R-5	—	—	87	5	—	—	87	5
Total net increase (decrease)	$63,644	3,866	$6,429	391	$(44,700)	(2,716)	$25,373	1,541

* Includes exchanges between share classes of the Fund.
† Amount less than one thousand.

The Tax-Exempt Fund of Maryland
Financial highlights1

		Income from investment operations[2]			Dividends and distributions			Net asset value, end of period		Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[4]	Ratio of net income to average net assets
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions		Total return[3]
Class A:
Six months ended 1/31/2007[5]	$15.87	$.31	$ .10	$.41	$(.31)	$ —	$(.31)	$15.97	2.59%	$216	.72%[6]	.68%[6]	3.84%[6]
Year ended 7/31/2006	16.13	.62	(.26)	.36	(.62)	—	(.62)	15.87	2.27	197.72		.69	3.86
Year ended 7/31/2005	15.94	.62	.19	.81	(.62)	—	(.62)	16.13	5.12	171.71		.69	3.84
Year ended 7/31/2004	15.76	.64	.17	.81	(.63)	—	(.63)	15.94	5.17	154.72		.72	3.97
Year ended 7/31/2003	15.93	.62	(.15)	.47	(.62)	(.02)	(.64)	15.76	2.98	156.73		.73	3.87
Year ended 7/31/2002	15.68	.69	.25	.94	(.69)	—	(.69)	15.93	6.14	139.75		.75	4.40
Class B:
Six months ended 1/31/2007[5]	15.87	.25	.10	.35	(.25)	—	(.25)	15.97	2.21	17	1.48[6]	1.44[6]	3.09[6]
Year ended 7/31/2006	16.13	.50	(.26)	.24	(.50)	—	(.50)	15.87	1.52	18	1.48	1.44	3.12
Year ended 7/31/2005	15.94	.50	.19	.69	(.50)	—	(.50)	16.13	4.35	18	1.47	1.44	3.09
Year ended 7/31/2004	15.76	.52	.17	.69	(.51)	—	(.51)	15.94	4.40	19	1.48	1.48	3.21
Year ended 7/31/2003	15.93	.50	(.15)	.35	(.50)	(.02)	(.52)	15.76	2.22	18	1.48	1.48	3.09
Year ended 7/31/2002	15.68	.57	.25	.82	(.57)	—	(.57)	15.93	5.35	11	1.49	1.49	3.62
Class C:
Six months ended 1/31/2007[5]	15.87	.25	.10	.35	(.25)	—	(.25)	15.97	2.18	26	1.53[6]	1.49[6]	3.03[6]
Year ended 7/31/2006	16.13	.49	(.26)	.23	(.49)	—	(.49)	15.87	1.46	25	1.53	1.49	3.06
Year ended 7/31/2005	15.94	.48	.19	.67	(.48)	—	(.48)	16.13	4.22	23	1.59	1.56	2.97
Year ended 7/31/2004	15.76	.50	.17	.67	(.49)	—	(.49)	15.94	4.27	17	1.60	1.60	3.09
Year ended 7/31/2003	15.93	.48	(.15)	.33	(.48)	(.02)	(.50)	15.76	2.09	13	1.61	1.61	2.97
Year ended 7/31/2002	15.68	.55	.25	.80	(.55)	—	(.55)	15.93	5.20	6	1.64	1.64	3.51
Class F:
Six months ended 1/31/2007[5]	15.87	.30	.10	.40	(.30)	—	(.30)	15.97	2.54	12	.80[6]	.77[6]	3.74[6]
Year ended 7/31/2006	16.13	.61	(.26)	.35	(.61)	—	(.61)	15.87	2.19	9.80		.77	3.77
Year ended 7/31/2005	15.94	.60	.19	.79	(.60)	—	(.60)	16.13	4.98	6.84		.82	3.72
Year ended 7/31/2004	15.76	.62	.17	.79	(.61)	—	(.61)	15.94	5.04	5.85		.85	3.85
Year ended 7/31/2003	15.93	.60	(.15)	.45	(.60)	(.02)	(.62)	15.76	2.84	3.86		.86	3.73
Year ended 7/31/2002	15.68	.64	.25	.89	(.64)	—	(.64)	15.93	5.81	2.99		.99	4.18
Class R-5:
Six months ended 1/31/2007[5]	15.87	.32	.10	.42	(.32)	—	(.32)	15.97	2.67	5	.54[6]	.50[6]	4.01[6]
Year ended 7/31/2006	16.13	.65	(.26)	.39	(.65)	—	(.65)	15.87	2.45	4.55		.51	4.04
Year ended 7/31/2005	15.94	.64	.19	.83	(.64)	—	(.64)	16.13	5.30	4.54		.51	4.02
Year ended 7/31/2004	15.76	.67	.17	.84	(.66)	—	(.66)	15.94	5.36	3.54		.54	4.15
Year ended 7/31/2003	15.93	.65	(.15)	.50	(.65)	(.02)	(.67)	15.76	3.16	3.55		.55	4.06
Period from 7/15/2002 to 7/31/2002	15.91	.03	.02	.05	(.03)	—	(.03)	15.93	.31	3.02		.02	.18

Six months ended January 31, 2007[5]		Year ended July 31
		2006	2005	2004	2003	2002
Portfolio turnover rate for all classes of shares	3%	5%	5%	11%	8%	5%

[1] Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2] Based on average shares outstanding.
[3] Total returns exclude all sales charges, including contingent deferred sales charges.
[4] The ratios in this column reflect the impact, if any, of certain waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services for all share classes.
[5] Unaudited.
[6] Annualized.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
Financial highlights1
		Income from investment operations[2]			Dividends and distributions			Net asset value, end of period		Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[4]	Ratio of net income to average net assets
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions		Total return[3]
Class A:
Six months ended 1/31/2007[5]	$16.35	$.31	$ .12	$.43	$(.31)	$ —	$(.31)	$16.47	2.63%	$246	.70%[6]	.67%[6]	3.71%[6]
Year ended 7/31/2006	16.63	.61	(.28)	.33	(.61)	—	(.61)	16.35	2.03	228.71		.67	3.70
Year ended 7/31/2005	16.48	.61	.14	.75	(.60)	—	(.60)	16.63	4.59	210.69		.67	3.62
Year ended 7/31/2004	16.32	.60	.16	.76	(.60)	—	(.60)	16.48	4.67	189.70		.70	3.60
Year ended 7/31/2003	16.57	.60	(.21)	.39	(.60)	(.04)	(.64)	16.32	2.32	189.71		.71	3.61
Year ended 7/31/2002	16.29	.66	.31	.97	(.66)	(.03)	(.69)	16.57	6.08	169.73		.73	4.05
Class B:
Six months ended 1/31/2007[5]	16.35	.25	.12	.37	(.25)	—	(.25)	16.47	2.24	12	1.46[6]	1.42[6]	2.96[6]
Year ended 7/31/2006	16.63	.49	(.28)	.21	(.49)	—	(.49)	16.35	1.28	13	1.46	1.42	2.95
Year ended 7/31/2005	16.48	.49	.14	.63	(.48)	—	(.48)	16.63	3.82	13	1.45	1.43	2.87
Year ended 7/31/2004	16.32	.48	.16	.64	(.48)	—	(.48)	16.48	3.90	14	1.45	1.45	2.84
Year ended 7/31/2003	16.57	.47	(.21)	.26	(.47)	(.04)	(.51)	16.32	1.56	14	1.46	1.46	2.81
Year ended 7/31/2002	16.29	.54	.31	.85	(.54)	(.03)	(.57)	16.57	5.28	7	1.48	1.48	3.26
Class C:
Six months ended 1/31/2007[5]	16.35	.24	.12	.36	(.24)	—	(.24)	16.47	2.22	16	1.51[6]	1.48[6]	2.90[6]
Year ended 7/31/2006	16.63	.48	(.28)	.20	(.48)	—	(.48)	16.35	1.23	15	1.51	1.47	2.90
Year ended 7/31/2005	16.48	.47	.14	.61	(.46)	—	(.46)	16.63	3.70	16	1.57	1.55	2.75
Year ended 7/31/2004	16.32	.45	.16	.61	(.45)	—	(.45)	16.48	3.77	15	1.58	1.58	2.72
Year ended 7/31/2003	16.57	.45	(.21)	.24	(.45)	(.04)	(.49)	16.32	1.43	14	1.60	1.60	2.72
Year ended 7/31/2002	16.29	.52	.31	.83	(.52)	(.03)	(.55)	15.57	5.15	8	1.62	1.62	3.13
Class F:
Six months ended 1/31/2007[5]	16.35	.30	.12	.42	(.30)	—	(.30)	16.47	2.58	15	.78[6]	.75[6]	3.62[6]
Year ended 7/31/2006	16.63	.60	(.28)	.32	(.60)	—	(.60)	16.35	1.96	13.78		.74	3.62
Year ended 7/31/2005	16.48	.59	.14	.73	(.58)	—	(.58)	16.63	4.46	9.82		.80	3.50
Year ended 7/31/2004	16.32	.58	.16	.74	(.58)	—	(.58)	16.48	4.54	7.83		.83	3.48
Year ended 7/31/2003	16.57	.58	(.21)	.37	(.58)	(.04)	(.62)	16.32	2.17	3.85		.85	3.44
Year ended 7/31/2002	16.29	.56	.31	.87	(.56)	(.03)	(.59)	16.57	5.44	1	1.23	1.23	3.51
Class R-5:
Six months ended 1/31/2007[5]	16.35	.32	.12	.44	(.32)	—	(.32)	16.47	2.71	2	.53[6]	.49[6]	3.89[6]
Year ended 7/31/2006	16.63	.64	(.28)	.36	(.64)	—	(.64)	16.35	2.20	2.53		.50	3.88
Year ended 7/31/2005	16.48	.64	.14	.78	(.63)	—	(.63)	16.63	4.77	2.52		.50	3.81
Year ended 7/31/2004	16.32	.63	.16	.79	(.63)	—	(.63)	16.48	4.85	2.52		.52	3.78
Year ended 7/31/2003	16.57	.63	(.21)	.42	(.63)	(.04)	(.67)	16.32	2.49	2.53		.53	3.79
Period from 7/15/2002 to 7/31/2002	16.55	.03	.02	.05	(.03)	—	(.03)	16.57	.29	2.02		.02	.16

Six months ended January 31, 2007[5]		Year ended July 31
		2006	2005	2004	2003	2002
Portfolio turnover rate for all classes of shares	4%	4%	13%	8%	4%	10%

[1] Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2] Based on average shares outstanding.
[3] Total returns exclude all sales charges, including contingent deferred sales charges.
[4] The ratios in this column reflect the impact, if any, of certain waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services for all share classes.
[5] Unaudited.
[6] Annualized.

See Notes to Financial Statements

The American Funds Tax-Exempt Series I
Expense example
unaudited

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 through January 31, 2007).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Tax-Exempt Fund of Maryland
	Beginning account value 8/1/2006	Ending account value 1/31/2007	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,025.87	$3.47	.68%
Class A — assumed 5% return	1,000.00	1,021.78	3.47	.68
Class B — actual return	1,000.00	1,022.08	7.34	1.44
Class B — assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class C — actual return	1,000.00	1,021.82	7.59	1.49
Class C — assumed 5% return	1,000.00	1,017.69	7.58	1.49
Class F — actual return	1,000.00	1,025.42	3.93	.77
Class F — assumed 5% return	1,000.00	1,021.32	3.92	.77
Class R-5 — actual return	1,000.00	1,026.74	2.55	.50
Class R-5 — assumed 5% return	1,000.00	1,022.68	2.55	.50

The Tax-Exempt Fund of Virginia
	Beginning account value 8/1/2006	Ending account value 1/31/2007	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,026.28	$3.42	.67%
Class A — assumed 5% return	1,000.00	1,021.83	3.41	.67
Class B — actual return	1,000.00	1,022.43	7.24	1.42
Class B — assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class C — actual return	1,000.00	1,022.19	7.54	1.48
Class C — assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class F — actual return	1,000.00	1,025.84	3.83	.75
Class F — assumed 5% return	1,000.00	1,021.42	3.82	.75
Class R-5 — actual return	1,000.00	1,027.12	2.50	.49
Class R-5 — assumed 5% return	1,000.00	1,022.74	2.50	.49

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided  by 365 (to reflect the one-half year period).

Other share class results
Class B, Class C and Class F
unaudited

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2006 (the most recent calendar quarter):

The Tax-Exempt Fund of Maryland	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	-1.79%	+3.64%	+4.49%
Not reflecting CDSC	+3.21%	+3.99%	+4.49%
Class C shares — first sold 4/12/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	+2.16%	+3.88%	+3.85%
Not reflecting CDSC	+3.16%	+3.88%	+3.85%
Class F shares* — first sold 6/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	+3.87%	+4.62%	+4.45%

The Tax-Exempt Fund of Virginia	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	-1.75%	+3.35%	+4.45%
Not reflecting CDSC	+3.25%	+3.70%	+4.45%
Class C shares — first sold 4/18/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	+2.19%	+3.59%	+3.59%
Not reflecting CDSC	+3.19%	+3.59%	+3.59%
Class F shares* — first sold 4/4/01
Not reflecting annual asset-based fee charged by sponsoring firm	+3.91%	+4.30%	+4.06%

*These shares are sold without any initial or contingent deferred sales charge.

The Funds’ investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights tables on pages 30 to 33 for details.

There are several ways to invest in The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes have no up-front sales charges but are subject to additional annualized expenses and fees. For the Maryland and Virginia Funds, Class B shares were subject to higher annualized expenses (0.76 percentage points for the Maryland Fund and 0.75 percentage points for the Virginia Fund) than those for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to higher annualized expenses (0.81 percentage points for the Maryland Fund and 0.81 percentage points for the Virginia Fund) than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.09 percentage points for the Maryland Fund and 0.08 percentage points for the Virginia Fund) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the Funds. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Funds’ prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

"American Funds Proxy Voting Guidelines" — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The Funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The reports also are available on the SEC and American Funds websites.

A complete January 31, 2007 portfolio of each Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, DC (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of the The American Funds Tax-Exempt Series I, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after March 31, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.
Offices of the Funds and
of the business manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent
American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Dechert LLP
1775 I Street, NW
Washington, DC 20005-3987

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

The Capital Group Companies
American Funds Capital Research and Management Capital International Capital GuardianCapital Bank and Trust
Lit. No. MFGESR-970-0307P

ITEM 2 - Code of Ethics

Not applicable to this filing.

ITEM 3 - Audit Committee Financial Expert

Not applicable to this filing.

ITEM 4 - Principal Accountant Fees and Services

Not applicable to this filing.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

Tax-Exempt Fund of Maryland®
Investment portfolio

January 31, 2007
		unaudited

	Principal amount	Market value
Bonds & notes — 96.21%	(000)	(000)

MARYLAND — 87.48%
STATE ISSUERS — 45.39%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022	$2,000	$2,028
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 1998-B, AMT, 5.00% 2008	1,610	1,629
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 1998-B, AMT, 5.00% 2009	1,680	1,717
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2001-H, AMT, 5.20% 2022	900	920
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	4,000	4,285
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-L, AMT, 4.80% 2021	1,500	1,529
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-P, AMT, 4.55% 2026	500	498
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	2,000	2,145
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.25% 2012	1,000	1,061
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2013	1,500	1,623
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00% 2014	1,755	1,860
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.375% 2019	1,500	1,614
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	1,980	2,292
Econ. Dev. Corp., Rev. Ref. Bonds (Chesapeake Bay Conference Center Project), Series 2006-A, 4.75% 2011	1,000	1,004
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore County Project), Series 2006, XLCA insured, 5.00% 2020	600	641
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020	1,000	1,068
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2021	1,000	1,066
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2026	1,000	1,060
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.25% 2011	3,425	3,619
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.375% 2015	2,230	2,371
Econ. Dev. Corp., Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 4.60% 2016	3,000	3,067
Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator Water Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010	2,885	2,947
G.O. Bonds, State and Local Facs., First Series Loan of 2000, Series H, 5.50% 2010	2,000	2,117
G.O. Bonds, State and Local Facs., First Series Loan of 2001, Series H, 5.50% 2011	1,000	1,067
G.O. Bonds, State and Local Facs., First Series Loan of 2003, Capital Improvement Bonds, Series A, 5.25% 2016	1,500	1,664
G.O. Bonds, State and Local Facs., Second Series Loan of 2002, Series B, 5.25% 2009	1,000	1,030
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series X, 5.25% 2012 (preref. 2009)	2,000	2,094

		unaudited
	Principal amount	Market value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. - Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	$1,500	$1,514
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. - Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2026	1,640	1,665
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	907
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Medical Center Issue), Series 1998, FSA insured, 5.125% 2028	1,000	1,024
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	980
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,000	1,025
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	1,040
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	2,000	2,071
Health and Higher Educational Facs. Auth., Rev. Bonds (Good Samaritan Hospital Issue), Series 1993, 5.70% 2009 (escrowed to maturity)	1,000	1,033
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2013 (escrowed to maturity)	1,510	1,545
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,019
Health and Higher Educational Facs. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-A, 5.375% 2015	1,000	1,038
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012	1,000	1,052
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014	2,450	2,613
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018	1,000	1,069
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	1,500	1,746
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035	2,000	2,152
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-B, 5.00% 2008	1,000	1,009
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,056
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	4,500	4,697
Health and Higher Educational Facs. Auth., Rev. Bonds (Suburban Hospital Issue), Series 2004-A, 5.00% 2008	1,500	1,525
Health and Higher Educational Facs. Auth., Rev. Bonds (Suburban Hospital Issue), Series 2004-A, 5.00% 2009	400	411
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2000, 6.75% 2030 (preref. 2010)	2,000	2,206
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	2,000	2,083
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington Christian Academy Issue), Series 2006, 5.25% 2018	250	254
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington Christian Academy Issue), Series 2006, 5.50% 2038	1,200	1,227
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00% 2012	1,000	1,025
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.75% 2025	1,000	1,066
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 1998, 5.25% 2014	1,375	1,429
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2011	1,000	1,048
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2013	1,000	1,048
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2002-A, 5.00% 2032	1,000	1,037
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,000	1,050
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	500	551
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,851
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,062
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, FSA insured, 6.50% 2013	2,000	2,198
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Roland Park Place Issue), Series 1999, 5.50% 2014	525	527
Industrial Dev. Fncg. Auth., Econ. Dev. Rev. Bonds (Our Lady of Good Counsel High School Fac.), Series 2005-A, 6.00% 2035	1,000	1,069
Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A, FGIC insured, 5.00% 2020	1,375	1,457
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,262
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	4,000	4,390
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,625
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018	1,000	1,066
Dept. of Transportation, Project Certs. of Part. (Mass Transit Administration Project), Series 2000, AMT, 5.00% 2008	1,415	1,443

		unaudited
	Principal amount	Market value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015	$2,000	$ 2,134
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2001-B, 4.00% 2013	1,000	1,008
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.00% 2013	1,010	1,067
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022	2,000	2,098
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2013	1,500	1,598
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2018	2,000	2,143
		125,229

CITY & COUNTY ISSUERS — 42.09%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	2,000	2,052
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	3,000	3,043
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2005, 5.00% 2016	1,500	1,619
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,724
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,253
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,445
Anne Arundel County, G.O. Bonds, Series 2002, 5.25% 2012	1,000	1,069
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	1,985	2,171
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)	1,500	1,695
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	1,345	1,357
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2010	2,000	2,103
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)	3,000	3,226
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)	1,500	1,589
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020	1,000	1,059
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033	700	693
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2018	1,000	1,094
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2019	1,000	1,094
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.00% 2032	1,250	1,326
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-B, 5.875% 2039	2,500	2,650
Mayor and City Council of Baltimore, Convertible Rev. Ref. Bonds (Baltimore City Parking System Facs.), Series 1996-A, FGIC insured, 5.90% 2009	1,500	1,573
Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects), Series 2005-B, MBIA insured, 5.00% 2021	1,030	1,100
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC insured, 6.00% 2015	1,500	1,665
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	410	452
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC insured, 5.00% 2021	1,225	1,288
Mayor and City Council of Brunswick, Special Obligation Bonds (Brunswick Crossing Special Taxing Dist.), Series 2006, 5.50% 2036	4,000	4,075
Calvert County, Econ. Dev. Rev. Ref. Bonds (Asbury-Solomons Island Fac.), Series 1997, MBIA insured, 5.00% 2009 (escrowed to maturity)	1,000	1,025
Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds, Series 1999-A, ASSET GUARANTY insured, RADIAN insured, 5.50% 2019	1,265	1,309
Carroll County, G.O. Bonds, County of Commissioners of Carroll County, Consolidated Public Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010	1,000	1,045
Frederick County, G.O. Public Facs. Bonds of 2000, 5.10% 2017 (preref. 2010)	1,000	1,058
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,135
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	3,084
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	1,000	1,025
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	1,461	1,498
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	1,035
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	3,420	3,511
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020	1,000	1,070
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014	795	849
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014 (preref. 2012)	205	219
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,852
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,697
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 1998-B, 4.80% 2009	400	399

		unaudited
	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 1998-B, 4.90% 2010	$ 330	$ 337
Montgomery County, Econ. Dev. Corp., Lease Rev. Bonds (Town Square Parking Garage Project), Series 2002-A, 3.25% 2011	1,000	974
Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016	1,000	1,065
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2000-A, 5.30% 2013 (preref. 2010)	1,000	1,054
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2011	1,000	1,038
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2012	1,000	1,046
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 5.25% 2015	2,000	2,136
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013	1,000	1,065
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	2,205	2,356
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	750	794
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A, RADIAN insured, 6.70% 2027	1,675	1,887
Northeast Maryland Waste Disposal Auth., Resource Recovery Rev. Bonds (Baltimore RESCO Retrofit Project), Series 1998, AMT, 5.00% 2012	2,500	2,545
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Bonds (Montgomery County Resource Recovery Project), Series 1993-A, AMT, 6.00% 2007	1,000	1,006
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.25% 2009	1,000	1,028
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2010	2,500	2,615
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2016	1,000	1,069
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized - Langley Gardens Apartments Project), Series 1997-A, AMT, 5.60% 2017	1,130	1,170
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project), Series 2002-A, AMT, 3.90% 2012	385	377
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project), Series 2002-A, AMT, 5.00% 2023	1,000	1,026
Industrial Dev. Auth. of Prince George’s County, Rev. Ref. Lease Bonds (Upper Marlboro Justice Center Project), Series 2003-A, MBIA insured, 5.00% 2014	1,500	1,597
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	4,000	4,072
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	724
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,663
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,551
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, 5.00% 2026	1,000	1,047
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,700	3,751
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,747
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Sewage Disposal Ref. Bonds of 2003, 5.00% 2012	1,000	1,061
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply Bonds of 2005, 5.00% 2019	1,000	1,075
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)	3,000	3,091
Westminster, Educational Facs. Rev. Bonds (McDaniel College, Inc.), Series 2006, 4.50% 2036	3,000	2,935
		116,128

DISTRICT OF COLUMBIA — 0.55%
Washington Metropolitan Area Transit Auth., Gross Transit Rev. Ref. Bonds, Series 1993, FGIC insured, 6.00% 2008	1,480	1,527

PUERTO RICO — 6.85%
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,117
Electric Power Auth., Rev. Ref. Bonds, Series GG, FSA insured, 4.75% 2021	1,020	1,050

		unaudited
	Principal amount	Market value
Bonds & notes	(000)	(000)

PUERTO RICO (continued)
Electric Power Auth., Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011	$1,000	$ 1,049
Electric Power Auth., Rev. Ref. Bonds, Series Y, MBIA insured, 7.00% 2007	1,000	1,014
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	2,000	2,078
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,822
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	56
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026	455	540
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	3,755	4,023
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	2,500	2,660
Public Improvement G.O. Ref. Bonds, Series 1998, 5.00% 2007	500	502
		18,911

VIRGIN ISLANDS — 1.33%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	1,500	1,543
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,028
Public Fin. Auth., Rev. Bonds (Gross Receipts Taxes Loan Note), Series 2003-A, FSA insured, 5.25% 2017	1,000	1,087
		3,658

Total bonds & notes (cost: $259,430,000)		265,453

Short-term securities — 2.61%

Community Dev. Administration, Maryland Dept. of Housing and Community Dev., Multi-family Dev. Rev. Bonds (Barrington Apartments Project), Series 2003-A, AMT, 3.67% 2037[1]	3,100	3,100
Maryland Econ. Dev. Corp., Multi-Modal Rev. Bonds (United States Pharmacopeial Project), Series 2004-A, AMBAC insured, 3.72% 2034[1]	1,200	1,200
Maryland Econ. Dev. Corp., Rev. Bonds (Federation of American Societies for Experimental Biology Project), Series 2002-A, 3.72% 2030[1]	600	600
Maryland Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds, Series 1994-D, 3.60% 2029[1]	1,200	1,200
Montgomery County, Maryland, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 3.74% 2026[1]	500	500
Westminster, Maryland, Econ. Dev. Rev. Bonds (Carroll Lutheran Village, Inc.), Series 2004-C, 3.68% 2034[1]	600	600

Total short-term securities (cost: $7,200,000)		7,200

Total investment securities (cost: $266,630,000)		272,653
Other assets less liabilities		3,251

Net assets		$275,904

[1]Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency Dist. = District G.O. = General Obligation
AMT = Alternative Minimum Tax Econ. = Economic Preref. = Prerefunded
Auth. = Authority Fac. = Facility Redev. = Redevelopment
Certs. of Part. = Certificates of Participation Facs. = Facilities Ref. = Refunding
Dept. = Department Fin. = Finance Rev. = Revenue
Dev. = Development Fncg. = Financing TECP = Tax-Exempt Commercial Paper

Tax-Exempt Fund of Virginia®
Investment portfolio

January 31, 2007
		unaudited

	Principal amount	Market value
Bonds & notes — 95.92%	(000)	(000)

VIRGINIA — 84.61%
STATE ISSUERS — 30.77%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College Program), Series 1998, 5.00% 2017	$1,000	$1,016
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2002-A, 5.00% 2011	1,530	1,609
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2026	4,000	4,168
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2029	1,000	1,039
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2002-A, 5.00% 2032 (put 2009)	2,500	2,559
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	1,000	1,135
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampden-Sydney College Project), Series 1998, MBIA insured, 5.00% 2016	500	514
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2013	1,000	1,059
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2014	1,815	1,933
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2000, 5.50% 2010	1,300	1,377
Commonwealth Transportation Board, Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program), Series 1999-B, 5.50% 2013 (preref. 2009)	4,750	4,983
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.55% 2010	1,000	1,017
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.65% 2011	1,000	1,030
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015	1,300	1,276
Housing Dev. Auth., Multi-family Housing Bonds, Series 1996-B, 5.95% 2016	710	726
Housing Dev. Auth., Multi-family Housing Bonds, Series 1997-B, AMT, 5.80% 2010	1,185	1,204
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.60% 2009	1,320	1,339
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.70% 2010	1,240	1,265
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017	825	849
Housing Dev. Auth., Rental Housing Bonds, Series 2006-B, AMT, 4.55% 2023	1,260	1,263
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2011	1,000	1,041
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2014	1,000	1,041
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, 5.00% 2008	1,200	1,222
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, 5.00% 2009	1,100	1,128
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,048
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013	3,700	3,897
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT, FSA insured, 5.50% 2015	2,885	3,161
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC insured, 4.75% 2031	1,000	1,009
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	1,000	1,020
Public Building Auth., Public Facs. Rev. Bonds, Series 2000-A, 5.75% 2016 (preref. 2010)	1,000	1,066
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	1,000	1,081
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	2,880
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-A, 5.25% 2017	1,000	1,115
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-B, 5.25% 2017	1,000	1,115
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-A, 5.25% 2007	2,000	2,016
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009	2,880	2,934

		unaudited
	Principal amount	Market value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014	$1,000	$ 1,058
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-B, 4.00% 2009	1,500	1,510
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	2,000	2,147
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009 (preref. 2008)	120	123
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2000, 5.25% 2015 (preref. 2010)	1,000	1,051
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,284
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2001-B, AMT, FSA insured, 4.375% 2010	1,490	1,514
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2002-A, 5.25% 2014	1,460	1,553
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003, 5.00% 2020	2,000	2,123
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003-B, AMT, MBIA insured, 5.00% 2016	1,000	1,051
Small Business Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Mary Baldwin College), Series 2005, 4.75% 2017	1,485	1,477
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015	4,825	5,176
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019	2,000	2,103
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026	3,000	3,192
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016	1,000	1,064
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017	1,480	1,574
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, MBIA insured, 4.75% 2024	2,200	2,288
		89,423

CITY & COUNTY ISSUERS — 53.84%
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital), Series 1998, 5.00% 2008	1,015	1,029
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital), Series 1998, 5.00% 2009	1,020	1,041
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	2,014
Industrial Dev. Auth. of the Town of Amherst, Educational Facs. Rev. Ref. Bonds (Sweet Briar College), Series 2006, 5.00% 2026	1,000	1,050
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2011	1,000	1,091
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2012	1,000	1,109
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012	2,785	2,856
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009	3,100	3,137
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,085
Industrial Dev. Auth. of King George County, Solid Waste Disposal Rev. Bonds (King George Landfill, Inc. Project), Series 2003-A, AMT, 4.10% 2023 (put 2009)	1,000	997
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009	1,300	1,361
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	1,500	1,614
City of Chesapeake, G.O. Ref. Bonds, Series 1993, 5.40% 2008	1,000	1,030
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013	1,500	1,601
Chesterfield County, Water and Sewer Rev. Ref. Bonds, Series 1992, 6.375% 2009	330	331
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027	1,640	1,739
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,172
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,754
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,043
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 6.75% 2012 (preref. 2009)	500	544
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029 (preref. 2009)	2,500	2,768
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	2,500	2,514

		unaudited
	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	$3,000	$3,029
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health Systems Project), Series 1998-A, 5.00% 2011	1,500	1,527
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2007	750	755
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	1,000	1,046
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,737
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, FSA insured, 5.25% 2019	1,000	1,106
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project), Series 1998-A, 5.05% 2010	695	707
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,104
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,124
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,554
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	1,069
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2014	1,000	1,073
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2015	1,500	1,606
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2013	2,240	2,380
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2014	1,000	1,072
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 2000, 5.25% 2011	1,000	1,053
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 4.00% 2009	500	501
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012	1,220	1,277
City of Hampton, Public Improvement Bonds, Series 2005-A, FGIC insured, 5.00% 2020	1,000	1,071
City of Hampton, Public Improvement Bonds, Series 2005-A, FGIC insured, 5.00% 2022	1,640	1,750
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2010	1,375	1,491
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.375% 2018	1,500	1,744
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital), Series 2006, AMBAC insured, 4.00% 2018	1,170	1,146
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2027	1,000	1,025
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2035	1,850	1,883
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,141
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013	580	607
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	1,000	975
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-A, 6.85% 2019	380	385
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	447	473
County of Isle of Wight Industrial Dev. Auth., Environmental Improvement Rev. Bonds (International Paper Co. Projects), Series 2000-A, AMT, 6.60% 2024	2,590	2,773
County of Isle of Wight Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 2004-A, 4.05% 2014	1,000	969
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006, FSA insured, 5.00% 2021	1,000	1,074
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	2,250	2,324
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.50% 2034	750	776

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	$2,475	$2,566
Industrial Dev. Auth. of Loudoun County, Public Safety Fac. Lease Rev. Bonds (Loudoun County Public Safety Facs. Project), FSA insured, 5.25% 2016	1,000	1,081
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons Landing Project), Series 2004-A, 6.00% 2024	2,000	2,139
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,795	1,904
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.00% 2012 (preref. 2010)	1,000	1,044
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.25% 2015 (preref. 2011)	500	531
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000, FSA insured, 5.00% 2014 (preref. 2011)	1,185	1,248
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	500
City of Manassas, G.O. Bonds, Series 1997-A, 5.00% 2013 (preref. 2008)	500	516
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,325	2,436
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	2,092
City of Newport News, G.O. General Improvement and Water Bonds, Series 2002-A, 5.00% 2016	1,585	1,687
City of Newport News, G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020	1,000	1,069
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010	1,000	1,039
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2023	1,110	1,188
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024	1,085	1,160
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2014	1,485	1,560
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2015	1,565	1,646
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of Prince William), Series 2003, 5.00% 2013	1,000	1,049
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2014	1,000	1,076
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019	1,635	1,751
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,420	2,544
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	1,000	1,074
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2005-B, FSA insured, 5.00% 2014	1,500	1,618
City of Richmond, Public Utility Rev. Ref. Bonds, Series 1998-A, 5.25% 2009	1,500	1,536
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC insured, 5.25% 2012	1,000	1,072
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC insured, 5.25% 2017	1,120	1,247
Riverside Regional Jail Auth., Jail Fac. Rev. Bonds, Series 2003, MBIA insured, 5.00% 2015	1,000	1,069
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, MBIA insured, 5.50% 2015	3,500	3,752
City of Virginia Beach Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Health System), Series 1998, 5.25% 2011	1,000	1,031
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 6.00% 2011	1,000	1,077
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,393
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.375% 2017	1,500	1,606
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.00% 2021	2,000	2,101
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015 (preref. 2012)	1,500	1,585
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2016 (preref. 2012)	1,500	1,585
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2012 (preref. 2011)	2,425	2,564
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2013 (preref. 2011)	2,425	2,564
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2016	1,350	1,465
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,089
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, MBIA insured, 5.00% 2022	1,215	1,298
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, MBIA insured, 5.00% 2023	1,275	1,360
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group), Series 2007, 5.00% 2026	1,250	1,316
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	1,019

		unaudited
	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.20% 2027	$1,000	$ 1,019

Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	1,021
		156,494

DISTRICT OF COLUMBIA — 5.13%
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, MBIA insured, 5.25% 2010	1,000	1,030
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, MBIA insured, 5.50% 2014	1,000	1,069
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2005-A, AMT, MBIA insured, 5.25% 2017	1,000	1,080
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2006-A, AMT, FSA insured, 5.00% 2032	1,000	1,047
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2013	1,000	1,066
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2014	1,000	1,068
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2016	1,995	2,120
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC insured, 5.00% 2008	1,000	1,019
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-C-1, AMT, FSA insured, 5.00% 2008	1,000	1,019
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured, 5.25% 2012	1,000	1,061
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured, 5.00% 2019	1,000	1,047
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,288
		14,914

PUERTO RICO — 5.02%
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,116
Government Dev. Bank for Puerto Rico, Series 2006-B, 5.00% 2015	1,000	1,064
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, AMBAC insured, 5.00% 2035 (put 2010)	1,150	1,195
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	500	520
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	1,540	1,650
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	500	536
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2014	1,000	1,089
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)	1,000	1,064
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	3,000	3,191
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, MBIA insured, 5.25% 2029 (put 2012)	2,000	2,128
Public Improvement G.O. Ref. Bonds, Series 2004-A, 5.00% 2030 (put 2012)	1,000	1,041
		14,594

VIRGIN ISLANDS — 1.16%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	1,000	1,029
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-C, 5.50% 2007	1,000	1,011
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017	750	803
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018	500	534
		3,377

Total bonds & notes (cost: $272,295,000)		278,802

Short-term securities — 3.09%

Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-A, 3.72% 2038[1]	1,280	1,280
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 3.71% 2038[1,2]	2,900	2,900
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-E, 3.65% 2038[1]	1,500	1,500
Industrial Dev. Auth. of the City of Lexington, Virginia, Tax-Exempt Educational Facs. Rev. Bonds (V.M.I. Dev. Board, Inc. Project), Series 2006, 3.68% 2036[1]	400	400

		unaudited
	Principal amount	Market value
Short-term securities	(000)	(000)

Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2005, Subseries C-2, FSA insured, 3.68% 2027[1]	$900	$ 900
State of Virginia, Fairfax County Econ. Dev. Auth., Multi-Modal Rev. Bonds (Smithsonian Institution Issue), Series A, 3.58% 2033[1]	800	800
State of Virginia, Fairfax Industrial Dev. Auth., Demand Obligation Rev. Bonds (Fairfax Hospital System, Inc.), Series 1988-C, 3.50% 2025[1]	700	700
State of Virginia, Industrial Dev. Auth. of the City of Alexandria, Demand Rev. Ref. Bonds (Goodwin House), Series 2005, 3.68% 2035[1]	500	500

Total short-term securities (cost: $8,980,000)		8,980

Total investment securities (cost: $281,275,000)		$287,782
Other assets less liabilities		2,868

Net assets		$290,650

[1]Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy = Agency Dist. = District G.O. = General Obligation
AMT = Alternative Minimum Tax Econ. = Economic Preref. = Prerefunded
Auth. = Authority Fac. = Facility Redev. = Redevelopment
Certs. Of Part. = Certificates of Participation Facs. = Facilities Ref. = Refunding
Dept. = Department Fin. = Finance Rev. = Revenue
Dev. = Development Fncg. = Financing TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-970-0307-S9620

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Purchase of Equity Securities by Closed End Management Investment Company and Affiliated Procedures

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Governance Committee comprised solely of persons who are not considered “interested persons” of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the Registrant, c/o the Registrant’s Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)  Not applicable to this filing.

(b)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Tax-Exempt Series I
By /s/ Jeffrey L. Steele, President and PEO

Date: April 05, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele, President and PEO

Date: April 05, 2007

By /s/ Michael W. Stockton, Vice President, Treasurer
and Principal Financial Officer

Date: April 05, 2007